Borrowings - Summary of Detailed Borrowings from Banks (Detail) ₩ in Billions, ¥ in Billions, $ in Billions	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 SGD ($)	Jul. 15, 2021 SGD ($)	Mar. 11, 2021 CNY (¥)	Mar. 05, 2019 CNY (¥)	Oct. 24, 2016 CNY (¥)	Mar. 18, 2013 CNY (¥)
Guaranteed bonds [member]
Disclosure Of Detailed Information Borrowings From Banks [Line Items]
Bonds Issue Date	Mar. 18, 2013
Notional amount	¥ 4.8							¥ 4.8
Borrowings, interest rate	5.05%	5.05%	5.05%					5.05%
Corporate bonds one [member]
Disclosure Of Detailed Information Borrowings From Banks [Line Items]
Bonds Issue Date	Oct. 24, 2016
Notional amount	¥ 1.5				¥ 6.0		¥ 1.5
Borrowings, interest rate	3.03%	3.03%	3.03%		3.68%		3.03%
Corporate bonds two [member]
Disclosure Of Detailed Information Borrowings From Banks [Line Items]
Bonds Issue Date	Oct. 24, 2016
Notional amount	¥ 1.5						¥ 1.5
Borrowings, interest rate	3.30%	3.30%	3.30%				3.30%
Medium-term bonds [member]
Disclosure Of Detailed Information Borrowings From Banks [Line Items]
Bonds Issue Date	Mar. 05, 2019
Notional amount	¥ 3.0					¥ 3.0
Borrowings, interest rate	3.70%	3.70%	3.70%			3.70%
Corporate bonds three [member]
Disclosure Of Detailed Information Borrowings From Banks [Line Items]
Bonds Issue Date	Aug. 19, 2019
Notional amount	¥ 3.0
Borrowings, interest rate	3.60%	3.60%	3.60%
Corporate bonds four [member]
Disclosure Of Detailed Information Borrowings From Banks [Line Items]
Bonds Issue Date	Dec. 06, 2019
Notional amount | ₩		₩ 300
Borrowings, interest rate	2.40%	2.40%	2.40%
Corporate bonds five [member]
Disclosure Of Detailed Information Borrowings From Banks [Line Items]
Bonds Issue Date	Apr. 24, 2020
Notional amount	¥ 2.0
Borrowings, interest rate	2.39%	2.39%	2.39%
Corporate Bonds Six [Member]
Disclosure Of Detailed Information Borrowings From Banks [Line Items]
Bonds Issue Date	Mar. 11, 2021
Notional amount	¥ 3.0
Borrowings, interest rate	3.95%	3.95%	3.95%
Corporate Bonds Seven [Member]
Disclosure Of Detailed Information Borrowings From Banks [Line Items]
Bonds Issue Date	Mar. 11, 2021
Notional amount	¥ 6.0
Borrowings, interest rate	3.68%	3.68%	3.68%
First Series of SGD Denominated Credit Enhanced Bonds [member]
Disclosure Of Detailed Information Borrowings From Banks [Line Items]
Bonds Issue Date	Jul. 15, 2021
Notional amount | $			$ 0.5	$ 0.5
Borrowings, interest rate	2.00%	2.00%	2.00%	2.00%